Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Computed expense at statutory rates	$ 3,385,499	$ 2,731,384
Tax exempt interest and BOLI	(228,773)	(309,102)
Disallowed interest	6,290	12,917
Partnership rehabilitation and tax credits	(468,054)	(433,970)
Low income housing investment amortization expense	286,808	265,982
Other	1,318	(19,122)
Income tax expense	$ 2,983,088	$ 2,248,089